Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Total		Compensation Actually Paid (3)		Average Summary	Average Compensation	Value of Fixed $100 Investment based on:		GAAP
Fiscal Year (1)	John C. Corbett ($) (2)	Robert R. Hill, Jr. ($) (2)	John C. Corbett ($) (4)	Robert R. Hill, Jr. ($) (4)	Compensation Total for Non- PEO NEOs ($) (5)	Actually Paid for Non- PEO NEOs ($) (6)	Company TSR ($) (7)	Peer Group TSR ($) (8)	Net Income (Loss) ($M) (9)	Adjusted EPS ($) (10)
2022	5,374,483	N/A	6,347,123	N/A	2,482,320	2,824,076	95	106	496	7.10
2021	5,311,551	N/A	6,003,122	N/A	3,067,288	3,411,157	97	117	476	7.58
2020	1,632,376	12,889,221	6,265,904	12,690,699	2,345,769	2,397,420	86	88	121	5.12
(1)	The Pay Versus Performance table reflects required disclosures for fiscal years 2022, 2021 and 2020.
(2)	For fiscal years 2022 and 2021 Mr. Corbett was the sole Principle Executive Officer (“PEO”) of the Company. For fiscal year 2020, both Messrs. Corbett and Hill served as PEO.
(3)

The Compensation Actually Paid (“CAP”) for each year was calculated beginning with the applicable Summary Compensation Table (“SCT”) total as set forth on page 44, less the amounts reported in the SCT for stock-based awards (RSUs and PSUs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end, plus the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the dollar value of any dividends or other earnings paid on awards in the covered fiscal year prior to the vesting date that are not otherwise included in another component of total compensation for such fiscal year, plus an amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation. Fair values were computed in accordance with ASC 718 as of the applicable valuation date and take into account any excess fair value as a result of the TBV Growth Adjustment.

(4)Relative to CAP, the following amounts were deducted from and added to SCT total compensation.

PEO (Corbett) SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2022	5,374,483	(2,723,310)	3,695,951	6,347,123
2021	5,311,551	(2,931,598)	3,623,169	6,003,122
2020	1,632,376	0	4,633,529	6,265,904
(i)	Represents the grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental PEO (Corbett) Equity Component of CAP

Year	SCT Total for PEO ($)	Minus SCT Equity for PEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	PEO CAP ($)
2022	5,374,483	(2,723,310)	2,626,784	839,994	0	229,173	6,347,123
2021	5,311,551	(2,931,598)	3,024,473	422,373	0	176,323	6,003,122
2020	1,632,376	0	4,574,060	0	0	59,469	6,265,904

“EOY” = End of Year, “BOY” = Beginning of Year, “SCT” = Summary Compensation Table, “CAP” = Compensation Actually Paid

PEO (Hill) SCT Total to CAP Reconciliation for Fiscal Year 2020

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2020	12,889,221	(5,091,572)	4,893,050	12,690,699
(i)	Represents the grant date fair value of equity-based awards granted in 2020 as reported in the SCT.
(ii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for 2020 as follows:

Supplemental PEO (Hill) Equity Component of CAP for Fiscal Year 2020

Year	SCT Total for PEO ($)	Minus SCT Equity for PEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	PEO CAP ($)
2020	12,889,221	(5,091,572)	6,001,984	0	(1,108,934)	0	12,690,699

“EOY” = End of Year, “BOY” = Beginning of Year, “SCT” = Summary Compensation Table, “CAP” = Compensation Actually Paid

(5)

Each of the three fiscal years presented includes the average SCT totals of the Non-PEO NEOs as applicable in each reporting year. Fiscal year 2022 includes Messrs. Hill, Matthews, Williams, and Young. Fiscal year 2021 includes Messrs. Hill, Matthews and Young, and Ms. Brooks. Fiscal year 2020 includes Messrs. Matthews, Goettee, Lapointe, and Pollok, and Ms. Brooks.

(6)	Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2022	2,482,320	(1,044,522)	1,386,277	2,824,076
2021	3,067,288	(985,806)	1,329,675	3,411,157
2020	2,345,769	(766,315)	817,965	2,397,420
(i)	Represents the average of the non-PEO NEOs’ grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the average of the non-PEO NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental Non-PEO Average Equity Component of CAP for Fiscal Year 2022

Year	SCT Total for Non-PEO NEO ($)	Minus SCT Equity for Non- PEO NEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Non-PEO NEO CAP ($)
2022	2,482,320	(1,044,522)	1,249,860	79,796	1,617	55,004	2,824,076
2021	3,067,288	(985,806)	1,017,037	270,124	0	42,514	3,411,157
2020	2,345,769	(766,315)	1,114,389	0	(298,775)	2,351	2,397,420
(7)

This amount represents the cumulative TSR based on an initial fixed $100 investment in SouthState common stock for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2022, 2021 and 2020, respectively, assuming in each case reinvestment of all dividends, calculated in accordance with Item 201(e) of the Regulation S-K.

(8)	The peer group for purposes of this table is the KBW Nasdaq Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.
(9)

This amount represents the Company’s GAAP Net Income (Loss) Attributable to SouthState (in millions) as disclosed in SouthState’s Annual Reports on Form 10-K for each applicable fiscal year-end 2022, 2021 and 2020.

(10)

Represents Adjusted Earnings per Share - Diluted as reported in SouthState’s Annual Reports on Form 10-K. Adjusted EPS is a non-GAAP financial measure that excludes the impact of branch consolidation and merger-related expenses, gains or losses on AFS securities, and other one-time adjustments such as extinguishment of debt cost, income tax benefit/cost related to the carryback of tax losses under the CARES Act, and adjustments (positive or negative) resulting from federal and state tax examinations for tax years outside of the measurement period. See reconciliation of GAAP to Non-GAAP measures in Appendix A.

Company Selected Measure Name	Adjusted Earnings per Share
Named Executive Officers, Footnote [Text Block]
(2)	For fiscal years 2022 and 2021 Mr. Corbett was the sole Principle Executive Officer (“PEO”) of the Company. For fiscal year 2020, both Messrs. Corbett and Hill served as PEO.

Adjustment To PEO Compensation, Footnote [Text Block]

PEO (Corbett) SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2022	5,374,483	(2,723,310)	3,695,951	6,347,123
2021	5,311,551	(2,931,598)	3,623,169	6,003,122
2020	1,632,376	0	4,633,529	6,265,904
(i)	Represents the grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental PEO (Corbett) Equity Component of CAP

Year	SCT Total for PEO ($)	Minus SCT Equity for PEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	PEO CAP ($)
2022	5,374,483	(2,723,310)	2,626,784	839,994	0	229,173	6,347,123
2021	5,311,551	(2,931,598)	3,024,473	422,373	0	176,323	6,003,122
2020	1,632,376	0	4,574,060	0	0	59,469	6,265,904

“EOY” = End of Year, “BOY” = Beginning of Year, “SCT” = Summary Compensation Table, “CAP” = Compensation Actually Paid

PEO (Hill) SCT Total to CAP Reconciliation for Fiscal Year 2020

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2020	12,889,221	(5,091,572)	4,893,050	12,690,699
(i)	Represents the grant date fair value of equity-based awards granted in 2020 as reported in the SCT.
(ii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for 2020 as follows:

Supplemental PEO (Hill) Equity Component of CAP for Fiscal Year 2020

Year	SCT Total for PEO ($)	Minus SCT Equity for PEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	PEO CAP ($)
2020	12,889,221	(5,091,572)	6,001,984	0	(1,108,934)	0	12,690,699

“EOY” = End of Year, “BOY” = Beginning of Year, “SCT” = Summary Compensation Table, “CAP” = Compensation Actually Paid

(5)

Each of the three fiscal years presented includes the average SCT totals of the Non-PEO NEOs as applicable in each reporting year. Fiscal year 2022 includes Messrs. Hill, Matthews, Williams, and Young. Fiscal year 2021 includes Messrs. Hill, Matthews and Young, and Ms. Brooks. Fiscal year 2020 includes Messrs. Matthews, Goettee, Lapointe, and Pollok, and Ms. Brooks.

(6)	Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Non-PEO NEO Average Total Compensation Amount	$ 2,482,320	$ 3,067,288	$ 2,345,769
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,824,076	3,411,157	2,397,420
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2022	2,482,320	(1,044,522)	1,386,277	2,824,076
2021	3,067,288	(985,806)	1,329,675	3,411,157
2020	2,345,769	(766,315)	817,965	2,397,420
(i)	Represents the average of the non-PEO NEOs’ grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the average of the non-PEO NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental Non-PEO Average Equity Component of CAP for Fiscal Year 2022

Year	SCT Total for Non-PEO NEO ($)	Minus SCT Equity for Non- PEO NEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Non-PEO NEO CAP ($)
2022	2,482,320	(1,044,522)	1,249,860	79,796	1,617	55,004	2,824,076
2021	3,067,288	(985,806)	1,017,037	270,124	0	42,514	3,411,157
2020	2,345,769	(766,315)	1,114,389	0	(298,775)	2,351	2,397,420
(7)

This amount represents the cumulative TSR based on an initial fixed $100 investment in SouthState common stock for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2022, 2021 and 2020, respectively, assuming in each case reinvestment of all dividends, calculated in accordance with Item 201(e) of the Regulation S-K.

(8)	The peer group for purposes of this table is the KBW Nasdaq Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.
(9)

This amount represents the Company’s GAAP Net Income (Loss) Attributable to SouthState (in millions) as disclosed in SouthState’s Annual Reports on Form 10-K for each applicable fiscal year-end 2022, 2021 and 2020.

(10)

Represents Adjusted Earnings per Share - Diluted as reported in SouthState’s Annual Reports on Form 10-K. Adjusted EPS is a non-GAAP financial measure that excludes the impact of branch consolidation and merger-related expenses, gains or losses on AFS securities, and other one-time adjustments such as extinguishment of debt cost, income tax benefit/cost related to the carryback of tax losses under the CARES Act, and adjustments (positive or negative) resulting from federal and state tax examinations for tax years outside of the measurement period. See reconciliation of GAAP to Non-GAAP measures in Appendix A.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to performance:

Most Important Performance Measures (unranked list)
Adjusted Earnings per Share
Adjusted PPNR
Tangible Book Value/Share
Return on Average Tangible Common Equity
SouthState's Share Price

Total Shareholder Return Amount	$ 95	97	86
Peer Group Total Shareholder Return Amount	106	117	88
Net Income (Loss)	$ 496,000,000	$ 476,000,000	$ 121,000,000
Company Selected Measure Amount	7.10	7.58	5.12
PEO Name	Mr. Corbett
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Share
Non-GAAP Measure Description [Text Block]
(10)

Represents Adjusted Earnings per Share - Diluted as reported in SouthState’s Annual Reports on Form 10-K. Adjusted EPS is a non-GAAP financial measure that excludes the impact of branch consolidation and merger-related expenses, gains or losses on AFS securities, and other one-time adjustments such as extinguishment of debt cost, income tax benefit/cost related to the carryback of tax losses under the CARES Act, and adjustments (positive or negative) resulting from federal and state tax examinations for tax years outside of the measurement period. See reconciliation of GAAP to Non-GAAP measures in Appendix A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted PPNR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value/Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Common Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	SouthState's Share Price
Deductions from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,044,522)	$ (985,806)	$ (766,315)
Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,386,277	1,329,675	817,965
Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,617	0	(298,775)
Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,796	270,124	0
Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,249,860	1,017,037	1,114,389
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,004	42,514	2,351
John C. Corbett
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,374,483	5,311,551	1,632,376
PEO Actually Paid Compensation Amount	6,347,123	6,003,122	6,265,904
John C. Corbett | Deductions from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,723,310)	(2,931,598)	0
John C. Corbett | Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,695,951	3,623,169	4,633,529
John C. Corbett | Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,626,784	3,024,473	4,574,060
John C. Corbett | Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	839,994	422,373	0
John C. Corbett | Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
John C. Corbett | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 229,173	$ 176,323	59,469
Robert R. Hill, Jr.
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			12,889,221
PEO Actually Paid Compensation Amount			12,690,699
Robert R. Hill, Jr. | Deductions from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,091,572)
Robert R. Hill, Jr. | Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,893,050
Robert R. Hill, Jr. | Plus EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,001,984
Robert R. Hill, Jr. | Plus Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Robert R. Hill, Jr. | Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,108,934)
Robert R. Hill, Jr. | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0